Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income	¥ 109,407	¥ 114,191	¥ 125,303
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	77,445	76,647	72,994
Provision for doubtful accounts and loss on bad debts	566	761	197
Write-down of inventories	9,215	12,238	17,361
Deferred income taxes (Note 15)	(8,389)	(17,795)	(49,745)
Gains on sales of securities, net (Note 3)	(193)	(20,600)	(581)
Gains on sales of property, plant and equipment, net	(1,142)	(12,039)	(339)
Losses on impairment of goodwill (Notes 4 and 9)		14,143	18,456
Foreign currency adjustments	4,160	2,955	(2,687)
Change in assets and liabilities:
(Increase) decrease in receivables	(30,035)	15,611	(16,804)
(Increase) decrease in inventories	(16,349)	6,310	(19,938)
Decrease in other current assets	9,023	87	2,955
Increase (decrease) in notes and accounts payable	3,524	2,400	(13,085)
Increase (decrease) in accrued income taxes	(7,370)	5,807	(6,392)
Increase (decrease) in other current liabilities	17,560	(3,478)	9,002
Decrease in other non-current liabilities	(5,045)	(4,722)	(6,348)
Other, net	1,854	1,524	418
Net cash provided by operating activities	164,231	194,040	130,767
Cash flows from investing activities:
Payments for purchases of available-for-sale securities	(2)	(42)	(24,505)
Payments for purchases of held-to-maturity securities	(146,832)	(121,924)	(197,391)
Payments for purchases of other securities	(2,646)	(5,546)	(1,062)
Proceeds from sales of available-for-sale securities	237	39,057	25,131
Proceeds from maturities of held-to-maturity securities	132,501	94,608	182,531
Acquisitions of businesses, net of cash acquired (Notes 2 and 19)	(19,673)	(22,676)	(1,843)
Payments for purchases of property, plant and equipment	(66,901)	(66,102)	(57,055)
Payments for purchases of intangible assets	(5,810)	(10,703)	(6,214)
Proceeds from sales of property, plant and equipment	3,416	16,989	4,247
Acquisition of time deposits and certificate of deposits	(454,998)	(313,911)	(246,667)
Withdrawal of time deposits and certificate of deposits	449,747	281,614	229,982
Other, net	(1,128)	1,827	(762)
Net cash used in investing activities	(112,089)	(106,809)	(93,608)
Cash flows from financing activities:
Decrease in short-term borrowings, net	(4,729)	(2,881)	(554)
Proceeds from issuance of long-term debt	9,778	10,996	10,642
Payments of long-term debt	(11,177)	(12,830)	(13,347)
Dividends paid	(39,982)	(43,874)	(32,705)
Purchases of noncontrolling interests	(1,942)	(1,780)	(4,004)
Other, net	80	(239)	(24)
Net cash used in financing activities	(47,972)	(50,608)	(39,992)
Effect of exchange rate changes on cash and cash equivalents	(1,995)	(13,966)	19,022
Net increase in cash and cash equivalents	2,175	22,657	16,189
Cash and cash equivalents at beginning of year	374,020	351,363	335,174
Cash and cash equivalents at end of year	¥ 376,195	¥ 374,020	¥ 351,363